TRADE AND OTHER RECEIVABLES (CURRENT) (Tables)	12 Months Ended
Jun. 30, 2018
TRADE AND OTHER RECEIVABLES (CURRENT)
Schedule of trade and other receivables (current)

Trade receivables	10,503	200,837
Less: provision for doubtful debts	—	—

Net trade receivables	10,503	200,837
Other receivables	290,880	225,435

Total net current trade and other receivables	301,383	426,272